Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity File Number	001-37687
Entity Registrant Name	Editas Medicine, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4097528
Entity Address, Address Line One	11 Hurley Street
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	401-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EDIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001650664
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Oct. 08, 2026